PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property And Equipments
Property and equipment, gross	$ 12,249,585	$ 12,056,435
Less accumulated depreciation	(2,376,387)	(1,898,506)
Property and equipment, net	9,873,198	10,157,929
Depreciation expense	557,113	551,495
Land
Property And Equipments
Property and equipment, gross	1,808,958	1,808,958
Buildings and improvements
Property And Equipments
Property and equipment, gross	9,088,367	9,075,751
Furniture and equipment
Property And Equipments
Property and equipment, gross	$ 1,352,260	$ 1,171,726